UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2012 Semiannual Report to Shareholders

DWS Strategic Income Trust Ticker Symbol: KST

Contents
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Investment Portfolio
34 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Cash Flows
37 Statement of Changes in Net Assets
38 Financial Highlights
40 Notes to Financial Statements
51 Dividend Reinvestment Plan
53 Additional Information
55 Privacy Statement

The fund's investment objective is to provide high current income.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2012 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/12
DWS Strategic Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	8.72%	5.87%	17.59%	9.08%	11.11%
Based on Market Price(a)	11.95%	9.08%	24.63%	9.09%	11.23%
Credit Suisse High Yield Index(b)	7.30%	4.52%	16.64%	7.00%	9.17%
Morningstar Closed-End Multisector Bond Funds Category (Based on Net Asset Value)(c)	8.41%	2.86%	16.58%	5.70%	8.37%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End Multisector Bond Funds category represents multisector-bond portfolios that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Multisector Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/12	As of 11/30/11
Net Asset Value	$13.51	$13.00
Market Price	$13.73	$12.83

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/12: Income Dividends	$.62
May Income Dividend	$.0950
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/12+	8.44%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/12+	8.30%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Closed-End Multisector Bond Funds Category as of 5/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	5	of	25	17
3-Year	8	of	21	35
5-Year	6	of	21	25
10-Year	3	of	14	16

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Head of U.S. High Yield Bonds, Retail: New York.

• Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 109.7%
Consumer Discretionary 18.5%
AMC Entertainment, Inc., 8.75%, 6/1/2019		200,000	214,000
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		35,000	38,850
American Achievement Corp., 144A, 10.875%, 4/15/2016		50,000	35,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,513
8.375%, 11/15/2020		80,000	86,000
AutoNation, Inc., 6.75%, 4/15/2018		100,000	108,000
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	98,325
9.625%, 3/15/2018		45,000	48,881
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		25,000	20,875
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	154,225
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	188,237
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	485,094
8.0%, 4/15/2020		25,000	26,063
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		155,000	154,419
10.0%, 12/15/2018		80,000	54,000
11.25%, 6/1/2017		470,000	499,375
CCO Holdings LLC:
6.5%, 4/30/2021		1,115,000	1,140,087
6.625%, 1/31/2022		175,000	179,156
7.0%, 1/15/2019		45,000	47,363
7.25%, 10/30/2017		425,000	455,812
7.375%, 6/1/2020		20,000	21,400
7.875%, 4/30/2018		40,000	42,900
8.125%, 4/30/2020		25,000	27,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		655,000	690,206
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	30,900
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	21,500
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		250,000	238,450
Series A, 9.25%, 12/15/2017		30,000	32,100
Series B, 9.25%, 12/15/2017		45,000	48,375
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	64,950
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	45,500
DineEquity, Inc., 9.5%, 10/30/2018		115,000	124,919
DISH DBS Corp.:
6.75%, 6/1/2021		30,000	30,975
7.125%, 2/1/2016		90,000	96,300
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		70,000	44
Gannett Co., Inc.:
6.375%, 9/1/2015		100,000	106,000
7.125%, 9/1/2018		100,000	106,000
9.375%, 11/15/2017		85,000	94,775
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	50,625
Harron Communications LP, 144A, 9.125%, 4/1/2020		110,000	115,225
Hertz Corp.:
6.75%, 4/15/2019		30,000	30,675
144A, 6.75%, 4/15/2019		90,000	92,025
7.5%, 10/15/2018		320,000	333,200
Lear Corp.:
7.875%, 3/15/2018		40,000	43,700
8.125%, 3/15/2020		40,000	44,800
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		50,000	50,125
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	71,825
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		105,000	114,319
Mediacom Broadband LLC, 8.5%, 10/15/2015		225,000	231,187
Mediacom LLC:
144A, 7.25%, 2/15/2022		45,000	45,113
9.125%, 8/15/2019		140,000	151,550
MGM Resorts International:
7.5%, 6/1/2016		40,000	40,900
7.625%, 1/15/2017		100,000	101,125
144A, 8.625%, 2/1/2019		340,000	359,550
9.0%, 3/15/2020		160,000	175,200
10.0%, 11/1/2016		40,000	43,800
10.375%, 5/15/2014		75,000	84,375
11.125%, 11/15/2017		90,000	100,800
Michaels Stores, Inc., 13.0%, 11/1/2016		15,000	15,975
National CineMedia LLC:
144A, 6.0%, 4/15/2022		85,000	84,787
7.875%, 7/15/2021		100,000	104,500
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	160,650
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	76,594
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	186,300
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,500
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	70,688
Sabre Holdings Corp., 8.35%, 3/15/2016		60,000	54,900
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	86,000
144A, 7.804%, 10/1/2020		140,000	139,287
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		335,000	377,712
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	102,600
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	70,525
Travelport LLC:
5.113%**, 9/1/2014		50,000	31,625
9.0%, 3/1/2016		10,000	6,450
UCI International, Inc., 8.625%, 2/15/2019		45,000	45,900
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	208,721
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		150,000	154,125
144A, 8.125%, 12/1/2017		510,000	538,050
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	19,500
144A, 7.875%, 11/1/2020		50,000	51,125
144A, 8.5%, 5/15/2021		30,000	28,950
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	165,000	203,002
144A, 9.75%, 4/15/2018	EUR	180,000	233,699
Videotron Ltd., 9.125%, 4/15/2018		90,000	98,325
Visant Corp., 10.0%, 10/1/2017		80,000	75,600
Visteon Corp., 6.75%, 4/15/2019		160,000	159,400
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		65,000	69,063
			11,711,991
Consumer Staples 2.4%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	53,625
B&G Foods, Inc., 7.625%, 1/15/2018		90,000	96,300
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	75,000
Constellation Brands, Inc., 6.0%, 5/1/2022		40,000	42,500
Darling International, Inc., 8.5%, 12/15/2018		165,000	184,181
Del Monte Corp., 7.625%, 2/15/2019		155,000	150,350
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	36,619
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	81,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	62,075
NBTY, Inc., 9.0%, 10/1/2018		50,000	54,125
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	59,400
Smithfield Foods, Inc., 7.75%, 7/1/2017		240,000	265,200
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	64,837
Tops Holding Corp., 10.125%, 10/15/2015		120,000	127,800
TreeHouse Foods, Inc., 7.75%, 3/1/2018		100,000	108,000
U.S. Foodservice, 144A, 8.5%, 6/30/2019		80,000	80,600
			1,541,612
Energy 13.8%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		135,000	120,825
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		45,000	38,588
7.25%, 10/1/2020		40,000	34,200
144A, 7.25%, 6/15/2021		75,000	63,937
8.75%, 8/1/2016		135,000	129,600
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	93,150
Bill Barrett Corp.:
7.0%, 10/15/2022		45,000	42,750
7.625%, 10/1/2019		25,000	24,938
9.875%, 7/15/2016		75,000	82,500
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		40,000	41,500
Chaparral Energy, Inc., 8.25%, 9/1/2021		75,000	79,500
Chesapeake Energy Corp.:
6.875%, 11/15/2020		180,000	170,550
7.25%, 12/15/2018		535,000	518,950
9.5%, 2/15/2015		905,000	954,775
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		135,000	128,250
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		85,000	73,525
Cimarex Energy Co., 5.875%, 5/1/2022		85,000	87,125
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	113,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	46,013
8.5%, 12/15/2019		45,000	46,350
CONSOL Energy, Inc.:
6.375%, 3/1/2021		30,000	27,450
8.0%, 4/1/2017		220,000	220,550
8.25%, 4/1/2020		130,000	130,000
Continental Resources, Inc.:
7.125%, 4/1/2021		60,000	66,000
7.375%, 10/1/2020		65,000	71,500
8.25%, 10/1/2019		30,000	33,300
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		340,000	342,550
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		40,000	39,700
8.875%, 2/15/2018		115,000	120,750
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	158,100
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		105,000	105,000
El Paso Corp., 7.25%, 6/1/2018		105,000	119,010
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	343,400
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	73,500
8.5%, 9/15/2016		40,000	42,300
Genesis Energy LP, 7.875%, 12/15/2018		90,000	91,125
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	126,750
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		50,000	52,375
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		45,000	44,775
8.25%, 3/15/2018		110,000	114,400
HollyFrontier Corp., 9.875%, 6/15/2017		165,000	182,325
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		65,000	66,950
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	214,312
144A, 6.5%, 5/15/2019		10,000	9,700
MEG Energy Corp., 144A, 6.5%, 3/15/2021		85,000	86,700
Newfield Exploration Co.:
5.75%, 1/30/2022		165,000	173,662
7.125%, 5/15/2018		265,000	280,900
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		210,000	208,950
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	65,000
7.25%, 2/1/2019		165,000	169,950
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		10,000	10,650
144A, 11.5%, 8/1/2015		20,000	21,300
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		55,000	54,863
144A, 6.25%, 11/15/2021		60,000	59,850
Plains Exploration & Production Co.:
6.125%, 6/15/2019		90,000	87,300
6.75%, 2/1/2022		165,000	163,350
7.625%, 6/1/2018		125,000	131,562
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	158,875
Regency Energy Partners LP:
6.875%, 12/1/2018		75,000	78,375
9.375%, 6/1/2016		114,000	124,830
SandRidge Energy, Inc., 7.5%, 3/15/2021		85,000	82,450
SESI LLC:
6.375%, 5/1/2019		90,000	94,500
144A, 7.125%, 12/15/2021		275,000	299,750
Stone Energy Corp., 8.625%, 2/1/2017		110,000	112,750
Swift Energy Co., 7.875%, 3/1/2022		170,000	171,700
Venoco, Inc., 8.875%, 2/15/2019		110,000	101,200
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		180,000	178,425
144A, 6.0%, 1/15/2022		130,000	125,125
			8,727,865
Financials 19.7%
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		270,000	267,300
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	130,325
Ally Financial, Inc.:
5.5%, 2/15/2017		155,000	155,140
6.25%, 12/1/2017		195,000	200,078
8.0%, 3/15/2020		235,000	264,962
8.3%, 2/12/2015		295,000	315,650
AmeriGas Finance LLC:
6.75%, 5/20/2020		45,000	44,325
7.0%, 5/20/2022		45,000	44,100
Antero Resources Finance Corp.:
7.25%, 8/1/2019		110,000	111,925
9.375%, 12/1/2017		150,000	162,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		132,680	136,992
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		380,000	373,350
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		290,000	311,025
Case New Holland, Inc., 7.875%, 12/1/2017		225,000	256,500
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		640,000	636,800
5.0%, 5/15/2017		80,000	78,600
5.25%, 3/15/2018		220,000	216,700
144A, 7.0%, 5/2/2017		320,664	320,263
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		40,000	32,000
DPL, Inc., 144A, 6.5%, 10/15/2016		505,000	537,825
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	141,700
E*TRADE Financial Corp.:
6.75%, 6/1/2016		145,000	147,175
12.5%, 11/30/2017		240,000	275,400
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		140,000	143,500
144A, 9.375%, 5/1/2020		30,000	30,750
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	144,375
144A, 7.5%, 5/4/2020		119,000	119,595
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		200,000	218,498
6.625%, 8/15/2017		125,000	145,143
8.125%, 1/15/2020		365,000	463,565
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		90,000	89,325
144A, 5.875%, 1/31/2022		75,000	74,625
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	69,300
144A, 6.5%, 9/15/2018		45,000	46,913
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	97,113
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	109,187	81
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		40,000	40,500
8.875%, 2/1/2018		575,000	572,125
International Lease Finance Corp.:
5.75%, 5/15/2016		45,000	45,035
6.25%, 5/15/2019		105,000	105,000
8.625%, 9/15/2015		80,000	87,200
8.625%, 1/15/2022		125,000	142,500
8.75%, 3/15/2017		360,000	399,600
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	173,250
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	267,112
Level 3 Financing, Inc.:
8.125%, 7/1/2019		80,000	80,000
144A, 8.625%, 7/15/2020		65,000	66,300
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		70,000	69,650
(REIT), 6.875%, 5/1/2021		110,000	113,300
National Money Mart Co., 10.375%, 12/15/2016		120,000	132,600
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	66,300
144A, 5.875%, 3/15/2022		110,000	111,650
NII Capital Corp., 7.625%, 4/1/2021		75,000	63,188
Nuveen Investments, Inc., 10.5%, 11/15/2015		190,000	191,900
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	193,325
9.25%, 4/1/2015		105,000	107,100
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		205,000	208,075
144A, 7.125%, 4/15/2019		290,000	297,975
144A, 7.75%, 10/15/2016		165,000	174,075
144A, 8.5%, 5/15/2018		100,000	93,750
144A, 8.5%, 2/15/2021		100,000	92,750
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		200,000	206,750
144A, 7.75%, 2/15/2017	EUR	100,000	126,741
144A, 8.75%, 2/15/2019	EUR	100,000	126,741
Tomkins LLC, 9.0%, 10/1/2018		36,000	39,555
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	108,750
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		150,000	152,625
144A, 7.375%, 5/15/2020		120,000	123,000
144A, 7.625%, 4/15/2022		120,000	122,700
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		201,000	222,607
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		440,000	479,600
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017	EUR	65,000	66,508
			12,472,755
Health Care 7.1%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		90,000	93,600
144A, 7.75%, 2/15/2019		110,000	113,300
Community Health Systems, Inc., 8.875%, 7/15/2015		48,000	49,230
HCA Holdings, Inc., 7.75%, 5/15/2021		215,000	220,912
HCA, Inc.:
5.875%, 3/15/2022		120,000	119,100
6.5%, 2/15/2020		675,000	712,969
7.5%, 2/15/2022		335,000	351,122
7.875%, 2/15/2020		1,120,000	1,229,200
8.5%, 4/15/2019		70,000	77,263
9.875%, 2/15/2017		88,000	95,920
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	572,906
144A, 7.875%, 7/15/2020		50,000	55,000
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		65,000	68,900
STHI Holding Corp., 144A, 8.0%, 3/15/2018		65,000	68,250
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		510,000	515,100
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		150,000	158,250
			4,501,022
Industrials 8.2%
Accuride Corp., 9.5%, 8/1/2018		80,000	83,600
Air Lease Corp., 144A, 5.625%, 4/1/2017		175,000	171,062
ARAMARK Corp., 8.5%, 2/1/2015		150,000	153,564
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,450
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	89,644
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		65,000	65,000
BE Aerospace, Inc.:
6.875%, 10/1/2020		65,000	71,338
8.5%, 7/1/2018		175,000	190,750
Belden, Inc.:
7.0%, 3/15/2017		40,000	41,300
9.25%, 6/15/2019		120,000	131,700
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	126,425
144A, 7.75%, 3/15/2020		465,000	510,337
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	80,063
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	205,800
Cenveo Corp., 8.875%, 2/1/2018		230,000	208,150
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		100,000	97,000
Ducommun, Inc., 9.75%, 7/15/2018		70,000	74,025
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	145,775
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	41,000
FTI Consulting, Inc., 6.75%, 10/1/2020		295,000	310,487
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	69,063
H&E Equipment Services, Inc., 8.375%, 7/15/2016		225,000	231,750
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	108,675
7.125%, 3/15/2021		20,000	20,750
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	108,150
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		235,000	260,850
Meritor, Inc.:
8.125%, 9/15/2015		55,000	58,506
10.625%, 3/15/2018		60,000	64,950
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		140,000	123,900
Navios South American Logistics, Inc., 9.25%, 4/15/2019		55,000	50,600
Nortek, Inc., 8.5%, 4/15/2021		135,000	130,950
Ply Gem Industries, Inc., 13.125%, 7/15/2014		30,000	29,775
RailAmerica, Inc., 9.25%, 7/1/2017		8,000	8,268
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		240,000	255,000
Sitel LLC, 11.5%, 4/1/2018		95,000	66,500
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	101,650
7.5%, 10/1/2017		55,000	58,850
Titan International, Inc., 7.875%, 10/1/2017		330,000	341,550
TransDigm, Inc., 7.75%, 12/15/2018		135,000	143,438
United Rentals North America, Inc., 10.875%, 6/15/2016		100,000	111,250
			5,161,895
Information Technology 5.1%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		40,000	32,400
Aspect Software, Inc., 10.625%, 5/15/2017		120,000	126,000
Avaya, Inc., 144A, 7.0%, 4/1/2019		310,000	277,450
CDW LLC:
8.5%, 4/1/2019		110,000	113,025
144A, 8.5%, 4/1/2019		55,000	56,513
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	180,031
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	54,750
Equinix, Inc.:
7.0%, 7/15/2021		90,000	96,075
8.125%, 3/1/2018		295,000	322,287
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		45,000	43,706
7.625%, 7/15/2017		35,000	38,106
144A, 7.625%, 7/15/2017		20,000	21,675
First Data Corp.:
144A, 7.375%, 6/15/2019		95,000	95,000
144A, 8.875%, 8/15/2020		170,000	181,475
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		420,000	442,050
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		185,000	187,775
7.625%, 6/15/2021		90,000	93,150
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	109,988
7.75%, 7/15/2016		35,000	39,638
MasTec, Inc., 7.625%, 2/1/2017		115,000	118,737
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		50,000	48,375
Seagate HDD Cayman, 7.0%, 11/1/2021		25,000	26,250
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		110,000	110,275
SunGard Data Systems, Inc., 10.25%, 8/15/2015		370,000	380,175
ViaSat, Inc., 144A, 6.875%, 6/15/2020		20,000	20,000
			3,214,906
Materials 16.5%
Aleris International, Inc., 7.625%, 2/15/2018		40,000	40,700
APERAM, 144A, 7.375%, 4/1/2016		150,000	138,000
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	26,313
Ball Corp.:
7.125%, 9/1/2016		370,000	401,450
7.375%, 9/1/2019		45,000	49,275
Berry Plastics Corp.:
5.217%**, 2/15/2015		535,000	532,325
8.25%, 11/15/2015		200,000	211,500
9.5%, 5/15/2018		65,000	66,625
9.75%, 1/15/2021		80,000	83,200
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	76,168
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		46,952	46,717
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		170,000	146,625
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	147,350
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013		485,000	436,500
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	90,738
Crown Americas LLC:
6.25%, 2/1/2021		20,000	21,650
7.625%, 5/15/2017		415,000	448,200
CSN Resources SA, 144A, 6.5%, 7/21/2020		590,000	628,350
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		470,000	481,750
144A, 9.875%, 6/15/2015		95,000	85,975
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	91,350
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	124,475
144A, 6.875%, 4/1/2022		95,000	91,437
144A, 7.0%, 11/1/2015		50,000	50,000
144A, 8.25%, 11/1/2019		220,000	227,150
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	95,440
10.0%, 3/31/2015		104,320	100,804
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		445,000	510,983
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	27,563
9.5%, 6/15/2017		210,000	232,050
Greif, Inc., 7.75%, 8/1/2019		230,000	257,600
Hexcel Corp., 6.75%, 2/1/2015		110,000	111,100
Huntsman International LLC:
8.625%, 3/15/2020		120,000	133,800
8.625%, 3/15/2021		50,000	56,000
JMC Steel Group, 144A, 8.25%, 3/15/2018		65,000	65,650
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		100,000	100,500
Koppers, Inc., 7.875%, 12/1/2019		130,000	138,775
Kraton Polymers LLC, 6.75%, 3/1/2019		85,000	87,125
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		65,000	64,513
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		40,000	42,800
Molycorp, Inc., 144A, 10.0%, 6/1/2020		80,000	79,800
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		35,000	26,425
9.5%, 1/15/2021	EUR	100,000	90,265
Novelis, Inc.:
8.375%, 12/15/2017		325,000	342,875
8.75%, 12/15/2020		185,000	195,637
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	90,450
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	618,800
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,500
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	114,400
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		250,000	266,250
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	104,500
Sealed Air Corp., 7.875%, 6/15/2017		640,000	691,200
United States Steel Corp., 7.375%, 4/1/2020		160,000	156,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	150,437
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	426,300
Vulcan Materials Co., 6.5%, 12/1/2016		235,000	243,225
Wolverine Tube, Inc., 6.0%, 6/28/2014		14,444	13,557
			10,473,147
Telecommunication Services 14.0%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	279,500
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	453,900
8.375%, 10/15/2020		365,000	358,612
8.75%, 3/15/2018		320,000	296,800
CPI International, Inc., 8.0%, 2/15/2018		50,000	44,750
Cricket Communications, Inc.:
7.75%, 5/15/2016		475,000	501,125
7.75%, 10/15/2020		640,000	585,600
10.0%, 7/15/2015		130,000	132,925
Crown Castle International Corp., 7.125%, 11/1/2019		90,000	96,637
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	102,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	193,500
144A, 8.25%, 9/1/2017		530,000	532,650
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	80,289	30
Frontier Communications Corp.:
7.875%, 4/15/2015		20,000	21,550
8.25%, 4/15/2017		135,000	139,387
8.5%, 4/15/2020		180,000	180,450
8.75%, 4/15/2022		25,000	25,188
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		245,000	243,775
7.5%, 4/1/2021		320,000	320,000
8.5%, 11/1/2019		220,000	240,350
Intelsat Luxembourg SA:
11.25%, 2/4/2017		340,000	334,050
11.5%, 2/4/2017 (PIK)		618,750	607,922
144A, 11.5%, 2/4/2017 (PIK)		175,000	170,187
iPCS, Inc., 2.591%**, 5/1/2013		30,000	29,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	82,238
7.875%, 9/1/2018		155,000	156,550
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		210,000	205,275
Qwest Communications International, Inc., 7.125%, 4/1/2018		920,000	971,920
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		19,000	20,283
8.25%, 8/15/2019		26,000	28,210
Sprint Nextel Corp.:
6.0%, 12/1/2016		580,000	530,700
144A, 9.125%, 3/1/2017		65,000	64,513
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	26,813
Telesat Canada, 144A, 6.0%, 5/15/2017		105,000	103,162
West Corp.:
7.875%, 1/15/2019		30,000	30,075
8.625%, 10/1/2018		15,000	15,638
Windstream Corp.:
7.0%, 3/15/2019		90,000	88,200
7.5%, 4/1/2023		120,000	115,200
7.75%, 10/15/2020		65,000	65,000
7.875%, 11/1/2017		310,000	330,150
8.125%, 9/1/2018		145,000	150,437
			8,874,652
Utilities 4.4%
AES Corp.:
7.75%, 10/15/2015		410,000	455,100
8.0%, 10/15/2017		75,000	83,250
8.0%, 6/1/2020		105,000	118,125
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	177,650
144A, 7.875%, 7/31/2020		120,000	127,200
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	744,244
Edison Mission Energy, 7.0%, 5/15/2017		295,000	157,825
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		220,000	102,300
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	32,325
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		255,000	251,175
144A, 7.25%, 4/1/2016		50,000	54,250
NRG Energy, Inc.:
7.375%, 1/15/2017		305,000	314,912
7.625%, 1/15/2018		75,000	74,813
8.25%, 9/1/2020		80,000	78,800
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		50,000	12,000
			2,783,969
Total Corporate Bonds (Cost $68,126,140)			69,463,814

Government & Agency Obligations 16.4%
Other Government Related (b) 0.4%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	223,500
Sovereign Bonds 16.0%
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	948,600
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	368,768
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	120
Republic of Croatia:
144A, 6.25%, 4/27/2017		285,000	275,275
144A, 6.375%, 3/24/2021		950,000	876,375
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	323,663
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	110,750
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	366,538
144A, 7.375%, 2/11/2020		375,000	425,906
Republic of Panama, 9.375%, 1/16/2023		665,000	939,312
Republic of Poland:
5.125%, 4/21/2021		1,050,000	1,111,740
6.375%, 7/15/2019		665,000	762,496
Republic of Serbia, 144A, 7.25%, 9/28/2021		470,000	470,000
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)		135,000	186,300
Republic of Venezuela, 9.25%, 9/15/2027		280,000	212,800
Russian Federation:
144A, 5.0%, 4/29/2020		2,145,000	2,273,700
REG S, 7.5%, 3/31/2030		434,499	511,079
			10,163,422
Total Government & Agency Obligations (Cost $9,707,246)			10,386,922

Loan Participations and Assignments 11.4%
Senior Loans** 10.1%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		13,343	6,138
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		42,000	37,170
Charter Communications Operating LLC, Term Loan C, 3.72%, 9/6/2016		999,114	988,149
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		99,771	78,057
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		987,525	975,304
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		130,000	130,845
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		397,000	388,645
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		127,086	125,981
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		410,000	403,116
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		855,000	844,047
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		249,375	251,121
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		156,800	155,297
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		162,113	162,842
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		1,129,513	1,127,395
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		123,750	123,983
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		550,000	548,196
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		108,625	70,631
			6,416,917
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	366,300
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	204,878
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	262,550
			833,728
Total Loan Participations and Assignments (Cost $7,290,868)			7,250,645

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	99,279
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	33,719
Total Convertible Bonds (Cost $90,062)			132,998

Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $115,439)		175,000	136,281

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary 0.0%
AOT Bedding Super Holdings LLC* (c)	4	3,745
Financials 0.1%
Ashton Woods "B"*	0.027	20,047
Total Other Investments (Cost $4,389)		23,792

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,392	1,196
Postmedia Network Canada Corp.*	1,373	2,466
Trump Entertainment Resorts, Inc.*	8	0
Vertis Holdings, Inc.*	71	1
		3,663
Industrials 0.0%
Congoleum Corp.*	2,000	0
Quad Graphics, Inc.	7	88
		88
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	0
Wolverine Tube, Inc.*	640	15,674
		15,674
Total Common Stocks (Cost $51,712)		19,425

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	30
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	95	1,008
Total Warrants (Cost $20,981)		1,038

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Fixed Rate — 3.583% - Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	100,000	3,402
Fixed Rate — 3.635% - Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	200,000	6,521
Fixed Rate — 3.72% - Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	200,000	6,173
Total Call Options Purchased (Cost $24,460)		16,096

	Shares	Value ($)

Cash Equivalents 2.3%
Central Cash Management Fund, 0.14% (d) (Cost $1,422,849)	1,422,849	1,422,849

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,854,146)+	140.3	88,853,860
Notes Payable	(42.6)	(27,000,000)
Other Assets and Liabilities, Net	2.3	1,498,584
Net Assets	100.0	63,352,444

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	13,343	USD	12,903	6,138
ERC Ireland Preferred Equity LTD.*	7.69%	2/15/2017	80,289	EUR	109,298	30
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	USD	70,788	44
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	81
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	70,631
					333,715	76,924

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2012.

+ The cost for federal income tax purposes was $87,083,557. At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,770,303 consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,500,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,729,990.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	3,745	0.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At May 31, 2012, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options Fixed — 4.22% - Floating — LIBOR	4/22/2016 4/22/2026	200,000	4/20/2016	7,130	(4,593)
Fixed — 4.135% - Floating — LIBOR	4/27/2016 4/27/2026	200,000	4/25/2016	7,400	(4,844)
Fixed — 4.083% - Floating — LIBOR	5/11/2016 5/11/2026	100,000	5/9/2016	3,400	(2,527)
Total Call Options				17,930	(11,964)
Put Options Fixed — 2.09% - Floating — LIBOR	4/25/2013 4/25/2043	200,000	4/23/2013	3,760	(7,404)
Fixed — 2.07% - Floating — LIBOR	5/10/2013 5/10/2043	100,000	5/8/2013	1,600	(3,657)
Fixed — 1.9% - Floating — LIBOR	4/24/2013 4/24/2023	200,000	4/22/2013	2,740	(5,127)
Total Put Options				8,100	(16,188)
Total Written Options				26,030	(28,152)

(e) Unrealized depreciation on written options on interest rate swap contracts at May 31, 2012 was $2,122.

At May 31, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	350,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	21,614	(1,742)	23,356
6/21/2010 9/20/2015	425,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	45,718	(9,714)	55,432
12/20/2011 3/20/2017	150,000	3	5.0%	CIT Group, Inc., 5.50%, 2/15/2019, BB-	10,789	6,073	4,716
Total unrealized appreciation							83,504

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

3 Credit Suisse

As of May 31, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	989,800	USD	1,243,802	6/25/2012	19,773	Citigroup, Inc.

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options, credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$69,254,013	$209,801	$69,463,814
Government & Agency Obligations	—	10,386,922	—	10,386,922
Loan Participations and Assignments	—	7,250,645	—	7,250,645
Convertible Bonds	—	132,998	—	132,998
Preferred Securities	—	136,281	—	136,281
Other Investments	—	—	23,792	23,792
Common Stocks (h)	2,554	1,196	15,675	19,425
Warrants (h)	—	—	1,038	1,038
Short-Term Investments	1,422,849	—	—	1,422,849
Derivatives (i)	—	119,373	—	119,373
Total	$1,425,403	$87,281,428	$250,306	$88,957,137
Liabilities
Derivatives (i)	$—	$(28,152)	$—	$(28,152)
Total	$—	$(28,152)	$—	$(28,152)

During the period ended May 31, 2012, the amount of transfer between Level 1 and Level 2 fair value measurements was $5,980. An investment was transferred from Level 1 to Level 2 because of a lack of quoted prices due to a decrease in market activity. The investment is currently fair valued using observable market inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of options purchased, written options, at value, unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$221,512	$4,000	$17,851	$1,005	$244,368
Net realized gain (loss)	(76,199)	—	—	—	(76,199)
Change in unrealized appreciation (depreciation)	75,040	19,792	(2,176)	33	92,689
Amortization premium/discount	1,307	—	—	—	1,307
Purchases	1,914	—	—	—	1,914
(Sales)	(13,773)	—	—	—	(13,773)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of May 31, 2012	$209,801	$23,792	$15,675	$1,038	$250,306
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2012	$75,040	$19,792	$(2,176)	$33	$92,689

Transfer between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $85,431,297)	$87,431,011
Investment in Central Cash Management Fund (cost $1,422,849)	1,422,849
Total investments in securities, at value (cost $86,854,146)	88,853,860
Cash	109,481
Foreign currency, at value (cost $150)	142
Interest receivable	1,547,685
Unrealized appreciation on swap contracts	83,504
Unrealized appreciation on forward foreign currency exchange contracts	19,773
Upfront payments paid on swap contracts	6,073
Other assets	1,806
Total assets	90,622,324
Liabilities
Payable for investments purchased	80,000
Notes payable	27,000,000
Interest on notes payable	20,382
Options written, at value (premium received $26,030)	28,152
Upfront payments received on swap contracts	11,456
Accrued management fee	45,705
Accrued Trustees' fees	1,740
Other accrued expenses and payables	82,445
Total liabilities	27,269,880
Net assets, at value	$63,352,444

Statement of Assets and Liabilities as of May 31, 2012 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	$951,947
Net unrealized appreciation (depreciation) on: Investments	1,999,714
Swap contracts	83,504
Foreign currency	15,876
Written options	(2,122)
Accumulated net realized gain (loss)	(3,105,793)
Paid-in capital	63,409,318
Net assets, at value	$63,352,444
Net Asset Value
Net Asset Value per share ($63,352,444 ÷ 4,690,047 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.51

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2012 (Unaudited)
Investment Income
Income: Interest	$3,226,558
Income distributions — Central Cash Management Fund	1,392
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	6,906
Total income	3,234,856
Expenses: Management fee	272,017
Services to shareholders	2,806
Custodian fee	18,239
Audit and tax fees	32,696
Legal fees	28,392
Reports to shareholders	28,914
Trustees' fees and expenses	4,930
Interest expense	219,517
Stock exchange listing fees	12,139
Other	30,683
Total expenses	650,333
Net investment income	2,584,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	807,027
Swap contracts	19,695
Foreign currency	83,697
910,419
Change in net unrealized appreciation (depreciation): Investments	1,735,819
Swap contracts	31,434
Written options	(2,122)
Foreign currency	11,674
1,776,805
Net gain (loss)	2,687,224
Net increase (decrease) in net assets resulting from operations	$5,271,747

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$5,271,747
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(19,641,846)
Net purchases, sales and maturities of short-term investments	(1,198,999)
Net amortization of premium/(accretion of discount)	26,091
Proceeds from sales and maturities of long-term investments	19,882,314
(Increase) decrease in interest receivable	23,012
(Increase) decrease in other assets	3,736
Increase (decrease) in written options, at value	28,152
(Increase) decrease in receivable for investments sold	1,418,229
Increase (decrease) in interest on notes payable	(15,108)
Increase (decrease) in payable for investments and when-issued securities purchased	(215,000)
(Increase) decrease in upfront payments paid	(6,073)
Increase (decrease) in other accrued expenses and payables	(33,829)
Change in unrealized (appreciation) depreciation on investments	(1,735,819)
Change in unrealized (appreciation) depreciation on swaps	(31,434)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(13,425)
Net realized (gain) loss from investments	(807,027)
Cash provided (used) by operating activities	2,954,721
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(2,856,629)
Cash provided (used) by financing activities	(2,856,629)
Increase (decrease) in cash	98,092
Cash at beginning of period (including foreign currency)	11,531
Cash at end of period (including foreign currency)	$109,623
Supplemental Disclosure
Reinvestment of distributions	$43,143
Interest paid on notes	(234,625)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations: Net investment income	$2,584,523	$5,357,626
Net realized gain (loss)	910,419	488,255
Change in net unrealized appreciation (depreciation)	1,776,805	(2,679,179)
Net increase (decrease) in net assets resulting from operations	5,271,747	3,166,702
Distributions to shareholders from: Net investment income	(2,899,772)	(6,261,183)
Fund share transactions: Reinvestment of distributions	43,143	11,770
Cost of shares repurchased	—	(103,186)
Net increase (decrease) in net assets from Fund share transactions	43,143	(91,416)
Increase (decrease) in net assets	2,415,118	(3,185,897)
Net assets at beginning of period	60,937,326	64,123,223
Net assets at end of period (including undistributed net investment income of $951,947 and $1,267,196, respectively)	$63,352,444	$60,937,326
Other Information
Shares outstanding at beginning of period	4,686,882	4,694,525
Shares issued to shareholders in reinvestment of distributions	3,165	905
Shares repurchased	—	(8,548)
Shares outstanding at end of period	4,690,047	4,686,882

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.00		$13.66	$12.68	$9.06	$13.10		$13.83
Income (loss) from investment operations: Net investment incomea	.55		1.14	1.18	1.02	.90		.87
Net realized and unrealized gain (loss)	.58		(.46)	.95	3.46	(4.03)		(.50)
Total from investment operations	1.13		.68	2.13	4.48	(3.13)		.37
Less distributions from: Net investment income	(.62)		(1.34)	(1.15)	(.86)	(.91)		(1.08)
NAV accretion resulting from repurchases of shares at a discount to NAVa	—		.00 ***	—	—	—		—
Rights offering costs	—		—	—	—	—		(.06	)b
Advisor reimbursement	—		—	—	—	—		.04
Net asset value, end of period	$13.51		$13.00	$13.66	$12.68	$9.06		$13.10
Market price, end of period	$13.73		$12.83	$13.21	$11.09	$7.09		$11.51
Total Return
Based on net asset value (%)c	8.72	**	5.33	18.32	53.36	(24.27	)d	2.73	b,d,f
Based on market price (%)c	11.95	**	7.50	30.72	71.54	(32.55)		(18.52)
Financial Highlights (continued)
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	2008		2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63		61	64	60	43		61
Ratio of expenses before fee reductions (including interest expense) (%)	2.03	*	1.96	2.19	1.86	1.49		2.58
Ratio of expenses after fee reductions (including interest expense) (%)	2.03	*	1.96	2.19	1.86	1.48		2.57
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.35	*	1.33	1.53	1.40	1.21		1.40
Ratio of net investment income (%)	8.08	*	8.42	8.95	9.26	7.39		6.42
Portfolio turnover rate (%)	22	**	56	77	115	39		57
Total debt outstanding, end of period ($ thousands)	27,000		27,000	25,000	22,000	10,090		2,000
Asset coverage per $1,000 of debte	3,346		3,257	3,565	3,705	5,215		31,748

a Based on average shares outstanding during the period.
b During the period ended November 30, 2007, the Fund issued 1,198,256 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.47% higher.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Total return would have been lower had certain fees not been reduced.
e Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
f Includes a non-recurring reimbursement of $175,116 from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.33% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan at May 31, 2012.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participants. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position at the Fund's custodian bank at May 31, 2012.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $3,266,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2017, the expiration date, whichever occurs first.

In addition, from November 1, 2011 through November 30, 2011, the Fund incurred approximately $517,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending November 30, 2012.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, credit default swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $575,000 to $925,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2012, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of May 31, 2012 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $28,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $16,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $1,059,000 to $1,400,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $131,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$16,096	$—	$—	$16,096
Credit Contracts (a)	—	—	83,504	83,504
Foreign Exchange Contracts (b)	—	19,773	—	19,773
	$16,096	$19,773	$83,504	$119,373

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivative	Written Options
Interest Rate Contracts (a)	$(28,152)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Options written, at value

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$19,695	$19,695
Foreign Exchange Contracts (b)	87,766	—	87,766
	$87,766	$19,695	$107,461

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$(8,364)	$(2,122)	$—	$—	$(10,486)
Credit Contracts (a)	—	—	—	31,434	31,434
Foreign Exchange Contracts (b)	—	—	13,425	—	13,425
	$(8,364)	$(2,122)	$13,425	$31,434	$34,373

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options and swap contracts, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended May 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $19,641,846 and $19,882,314, respectively.

For the six months ended May 31, 2012, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premium
Outstanding, beginning of period	$—	$—
Options written	1,000,000	26,030
Outstanding, end of period	$1,000,000	$26,030

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DISC aggregated $671, of which $404 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,418, of which $7,554 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Effective January 27, 2012, Deutsche Bank AG serves as securities lending agent for the Fund. For the period from January 27, 2012 through May 31, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $767.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $30,000,000 ($29,000,000 prior to December 29, 2011), with a maturity date of December 27, 2012. Loans under the facility generally bear interest at the applicable LIBOR rate plus 1.05%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At May 31, 2012, the Fund had a notes payable outstanding of $27,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2012 was approximately $28,891,000, with a weighted average annual borrowing cost of 1.52%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2012, the Fund did not repurchase shares.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KST
CUSIP Number	23338N 104

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSIT-3
(R-027925-1 7/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2012